COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of the changes in the liability for product warranties

	2020	2019
Balance, beginning of year	$6,743	$7,914
Provisions	4,834	3,686
Expenditures	(5,773)	(2,673)
Liability held for sale	—	(2,184)
Balance, end of year	$5,804	$6,743